COMMITMENTS AND CONTINGENCIES (Details)	Mar. 31, 2017	Dec. 31, 2016
NXDE [Member]
Loss Contingencies [Line Items]
Royalty payment percentage	3.00%	3.00%
Magnus IP GmbH [Member]
Loss Contingencies [Line Items]
Royalty payment percentage	6.00%	6.00%
Number of patents	86	86